ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

8.     ACCOUNTS RECEIVABLE

	December 31,	December 31,	December 31,
	2018	2017	2016
Trade accounts receivable	$637,421	$1,201,292	$2,532,114
Other accounts receivable	9,722	133,631	585,360
	$647,143	$1,334,923	$3,117,474

All amounts are short-term.  The aging analysis of trade receivables is as follows:

	December 31,	December 31,	December 31,
	2018	2017	2016
Not past due	$361,469	$693,010	$976,645
Past due 0 - 30 days	18,614	255,348	969,652
30 - 60 days	—	79,600	54,064
60 - 90 days	54,428	4,334	134,468
90 – 120 days	—	139,000	189,640
Over 120 days	238,600	110,000	327,645
Loss Allowance	(35,690)	(80,000)	(120,000)
	$637,421	$1,201,292	$2,532,114

All of the Company's trade and other receivables have been reviewed for impairment.  During the year ended December 31, 2018, the Company wrote off $489,449 of accounts receivable (2017: $26,931 and 2016: $5,071).